PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4: PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2015	2014
Computers and peripherals	$25,478	$25,478
Accumulated deprecation	(25,478)	(24,827)
Property, plant and equipment, net	$-	$651

Depreciation expense totaled $651 and $3,196 for the years ended December 31, 2015 and 2014, respectively.